FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Analysis of Fixed and Floating Rate Debt by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
US Dollar bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 955	£ 1,026
Fixed rate	5.24%	5.24%
Period (months)	79 months	91 months
Sterling bonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 1,057	£ 1,501
Fixed rate	3.62%	3.53%
Period (months)	110 months	83 months
Sterling bonds | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 428	£ 428
Period (months)	91 months	103 months
Eurobonds | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps	£ 2,705	£ 1,736
Fixed rate	2.60%	2.12%
Period (months)	38 months	36 months
Sterling bonds due march 2026 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings and cross currency swaps		£ 428